Income Taxes - Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Deferred gain on disposal of businesses	$ 70,148,000	$ 20,477,000
Investments, net	17,180,000	39,673,000
Deferred acquisition costs (1)	22,809,000	11,021,000
Policyholder and separate account reserves	13,267,000	0
Other	4,696,000	4,654,000
Total deferred tax asset	128,100,000	75,825,000
Deferred tax liabilities:
Net unrealized appreciation on securities	(57,870,000)	(100,851,000)
Policyholder and separate account reserves	0	(7,168,000)
Other	(705,000)	(6,486,000)
Total deferred tax liability	(58,575,000)	(114,505,000)
Net deferred income tax asset (liability)	69,525,000
Net deferred income tax asset (liability)		$ (38,680,000)
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	$ 0